[FUND NAME] [DATE], 2024 Project Picture [Project Name], [Project City, State]

Long History and Track Record Overview Active Impact Investing Investment Strategy ▪ $6.9 billion investment grade fixed - income portfolio ▪ Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 ▪ Socially responsible investment vehicle ▪ 361 institutional investors, primarily pension funds including Taft - Hartley and public plans ▪ Directly sourcing increases relative value and provides additional benefits ▪ 100 percent union labor requirement for all directly - sourced construction related investments ▪ Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities ▪ Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) ▪ Diverse leadership team with average 29 years experience, 20 years at HIT ▪ Record of consistent and competitive returns ▪ 25 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis ▪ Focus on high credit quality multifamily mortgage securities ▪ Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index ▪ Higher income with superior credit quality and similar interest rate risk ▪ Provides diversification versus other core strategies and liquidity HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2024 was 12 . 38% , - 1 . 53% , 0 . 02% , and 1 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of September 30 , 2024 , unless otherwise denoted . Features of the HIT 1

Project Picture

[Project Name]
[Project City, State]

AFL-CIO HIT

History of the HIT

- Created by the AFL-CIO Executive Council led by President George Meany:
  - Established to encourage and assist development of lower income housing while creating employment for the construction trades
  - "A massive attack would be made to meet America's tremendous unmet housing needs", George Meany*
- 100 percent union labor requirement for all directly-sourced construction related investments

** Letter from AFL-CIO President George Meany dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the "Meany Letter"). The Meany Letter is available on the HIT's website at https://www.aflcio-hit.com/wp-content/uploads/2019/10/meany_letter.pdf.*

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Why HIT Now? – Relative Value and Impact Investing

AFL-CIO HIT

Higher yield	- Portfolio yield of 4.85% – attractive relative to the last two decades* - Yield advantage of 62 bps relative to the Bloomberg Aggregate^ - Multifamily spreads wider than historical averages – HIT portfolio performance stands to benefit if spreads regress towards their mean
Superior credit quality vs. the Bloomberg Aggregate	- 95.3% AA or better, including government/agency insured, relative to the benchmark's 76.0% - Portfolio rating of Aa1 relative to the benchmark's Aa2 - Provides diversification from corporate credit within fixed income
Generating union jobs, creating or preserving housing – primarily affordable, and promoting economic impacts**	- 41 projects under construction at quarter-end, generating an estimated 25.6 million hours of union construction work and 6,342 units of housing - Committed $153 million to six projects with total development cost of $493 million in third quarter of 2024

** See slide 8 for more detail on current portfolio yield performance.*

*** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc.*

Data current as of September 30, 2024. HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended September 30, 2024 was 12.38%, -1.53%, 0.02%, and 1.62%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

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HIT’s Long History of Impact Investing 130,339 239,226 209.4 Million $20.4 Billion $48.0 Billion $22.4 Billion $11.1 Billion 615 housing and healthcare units, with 67% affordable housing total jobs generated across communities hours of on - site union construction work created in personal income, including wages and benefits with $10.5 Billion for construction workers in total economic benefits in total development cost in HIT Investment, including New Markets Tax Credit (NMTC) allocations Projects Nationwide Economic Impact of Investments* (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of September 30, 2024. Economic impact data is i n 2 023 dollars and all other figures are nominal. [Project Name] [Project City, State] Project Picture 4

Nationwide Major Markets Twin Cities New York City Chicago Boston Bay Area (1984 - 2024) 615 293 83 79 68 42 21 # of Projects $11.1B $6.1B $1.6B $2.1B $1.2B $820.9M $467.8M HIT Investment ° $22.4B $13.8B $2.5B $5.3B $2.9B $2.2B $872.0M Total Development Cost 209.4M 100.1M 22.0M 26.2M 25.0M 16.8M 10.0M Union Construction Hours 239,226 117,509 27,899 29,358 28,672 20,475 11,106 Total Jobs Created 130,339 (67%) 80,369 (79%) 11,876 (53%) 45,348 (91%) 14,896 (68%) 4,871 (90%) 3,378 (32%) Housing Units (% affordable) $48.0B $24.1B $5.5B $6.3B $5.5B $4.5B $2.3B Total Economic Impact HIT’s Investment in Major Markets* ° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in N YC . $258M nationwide *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - ou tput model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of September 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal. 5

Assets Under Management - $6.9 Billion $2,390.50 35% $925.46 13% $1,603.33 23% $1,591.26 23% $425.74 6% $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Plan types include pension, health & welfare, annuity, among others. Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Data current as of September 30 , 2024 . [Project Name] [Project City, State] Project Picture 6

• Generate competitive risk - adjusted total returns versus its benchmark • Create work for union members in the construction trades and related industries • Support housing construction including affordable and workforce Objectives • Construct and manage a portfolio with: • superior credit quality • higher yield • similar interest rate risk relative to its benchmark Strategy • Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) • Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk • Offer diversification to investors and liquidity Core Competency HIT Objectives and Strategy 7 [Project Name] [Project City, State] Project Picture

Bloomberg Agg^ HIT Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 6.05 5.98 Effective Duration 76.0% 95.3% AA or Better 0.26 0.20 Convexity 24.0% 4.7% A & Below/Not Rated Aa2 Aa1 Quality Rating Similar Prepayment Risk Higher Yield 75% 75% Prepayment Protection 3.59% 3.99% Current Yield 25% 25% No Prepayment Protection 4.23% 4.85% Yield to Worst Relative Value – Fundamentals vs. Benchmark As of September 30, 2024 8 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

* Based on total investments and includes unfunded commitments but does not include U.S. treasury futures contracts. Includes 10.8% in floating rate investments. 63.5% 14.7% 14.3% 5.3% 2.2% Permanent MF MBS Construction-Related MF Investments SF MBS Treasury Short Term Sector Allocation* As of September 30, 2024 78% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds 9

Credit Quality* As of September 30, 2024 * Based on total investments and including unfunded commitments High Credit Quality 10 36.3% 51.7% 5.0% 2.2% 4.7% US Government (including Treasury, FHA & GNMA) Agency (including FNMA & Freddie Mac) State / Local Government (AAA/AA) Cash & Cash Equivalents Not Rated (Direct Loans) 95% AA or Better

12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2024 was 12 . 38% , - 1 . 53% , 0 . 02% , and 1 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - end 11

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -12% -8% -4% 0% 4% 8% 12% Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 HIT Gross Bloomberg Aggregate^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2024 was 12 . 38% , - 1 . 53% , 0 . 02% , and 1 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate 12

HIT Performance Relative to Benchmark 4.96% 5.45% 12.75% - 1.20% 0.34% 1.99% 4.88% 5.20% 12.38% - 1.53% 0.02% 1.62% 5.20% 4.45% 11.57% - 1.39% 0.33% 1.84% -4.0% -2.0% 0.0% 2.0% 4.0% 6.0% 8.0% 10.0% 12.0% 14.0% 16.0% QTD YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source: Bloomberg Index Services Limited 13 Total Returns vs. Benchmark As of September 30, 2024

Multifamily Focus: Govt/Agency Credit With Attractive Spreads • Government - guaranteed, multifamily construction - related loan spreads provide attractive risk - adjusted returns relative to other investment grade sectors. GNMA construction loans offer one of the widest yield spreads to Treasuries among high credit quality fixed income asset classes • Prepayment protection through yield maintenance/penalty points • Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of September 30, 2024 Source: HIT and Securities Dealers OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 3.79 0.39 8.15 10 Year UST 122 5.04 0.44 8.34 GNMA Construction/Permanent 87 4.62 0.35 7.54 GNMA Permanent 32 4.47 - 0.01 5.95 Structured GNPL (GNR 2024 - 150 BA) 58 4.33 0.34 7.38 FNMA Multifamily 10/9.5 DUS 40 5.03 - 0.87 3.41 UMBS 5.00% 30yr MBS 30 4.94 - 0.68 3.35 GNMA 5.00% 30yr MBS 0.0 1.0 2.0 3.0 4.0 5.0 6.0 0 20 40 60 80 100 120 140 160 180 200 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Spreads to 10 - Year Treasury in Basis Points GNMA Permanent GNMA Construction/ Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis) Percent Historical Multifamily Spreads September 2021 - September 2024 14

-125 -105 -85 -65 -45 -25 -5 15 35 55 75 Sep-09 Sep-10 Sep-11 Sep-12 Sep-13 Sep-14 Sep-15 Sep-16 Sep-17 Sep-18 Sep-19 Sep-20 Sep-21 Sep-22 Sep-23 Sep-24 Basis Points Difference in Ginnie Mae CLC and Corporate Spreads to Treasuries Ginnie Mae CLC Spread – Corporate Spread Corporates represent the corporate component of the Bloomberg Aggregate. Rolling monthly data. Source: HIT and Securities Dealers 15Y Average 42bps Corporate Spreads Historically Tight To Multifamily 15 Spread differential 42bps wide to 15 - year average BBB corporate bond spreads are tight to Ginnie Mae guaranteed construction loans Corporate Spreads by Rating BBB A AA AAA GNMA CLC As of September 30, 2024 113 75 48 33 125 Spread vs. Treasuries (bp)

Yield Curve Source : Bloomberg, L . P .; Bureau of Economic Analysis ; Bureau of Labor Statistics ; Federal Reserve Board Interest Rate Environment 16 3,500 4,000 4,500 5,000 5,500 6,000 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% 4.5% 5.0% 5.5% GT10 Govt (Left axis) S&P 500 (Right axis) S&P vs 10yr U.S. Treasury 9/30/2024 6/30/2024 3/31/2024 12/31/2023 Economic Indicators N/A 3.0% 1.4% 3.4% GDP (quarterly; seasonally adj. annual rate) 4.1% 4.1% 3.8% 3.7% Unemployment Rate 2.7% (8/31) 2.7% 2.9% 2.9% Core Inflation (Personal Consumption Expenditures Less Food and Energy (Core PCE)) yearly basis 4.75% 5.25% 5.25% 5.25% Federal Funds Rate Lower Limit 5.04 4.61 4.61 4.57 4.70 4.62 4.21 4.21 4.20 4.34 3.64 3.56 3.65 3.78 4.12 2 5 7 10 30 9/30/2023 3/31/2024 9/30/2024

Source: Haver Analytics, Bloomberg L.P.; Apartmentlist.com; U.S. Census Bureau; Berkadia Proprietary Holding LLC; Yardi Matri x Apartment Rents Still Near Historic Highs 1,000 1,050 1,100 1,150 1,200 1,250 1,300 1,350 1,400 1,450 1,500 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Housing Affordability Crisis Supports Rental Demand • Home purchase affordability remains low, and apartment rents remain near record highs • Persistently high mortgage rates (>6% for 30 - year fixed rate loans) have contributed to low home affordability • Nonetheless, average rent is significantly lower than the average mortgage payment • National rental property vacancy rates are low historically; recent demand is largely keeping up with supply growth • With home prices at record highs and borrowing costs an ongoing barrier to home purchase, high demand for multifamily housing should continue 17

Economic Environment and Outlook [Project Name] [Project City, State] Project Picture 18  Economic growth has been strong in 2024 but is expected to slow gradually into a soft landing  Q3 again brought slowing – but still positive – job growth  Wage growth remains resilient as inflation softens, leading to increased consumer purchasing power  Inflation in the U.S. continues to recede gradually  The Fed cut the upper limit Federal Funds rate 50bps in September after maintaining the upper limit at 5.50% for 14 months  Political risks persist  Political and policy uncertainty in the U.S. with the approach of presidential elections  Russia continues its invasion of Ukraine and geopolitical tensions remain high in the Middle East  Housing affordability crisis  Many Americans continue to be priced out of the housing market by high borrowing costs, limited supply of for - sale housing, and elevated home prices  Demand for multifamily rental housing should persist despite high rents

Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30 years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 31 years at the HIT Ted Chandler Senior Managing Director - Strategic Initiatives 35+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 15 years at the HIT Lesyllee White Chief Marketing Officer 30 years of business development experience in the financial services industry, with 25 years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Senior Portfolio Manager 10 years of experience in financial markets, managing and trading investments, with 4 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 19 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 17 years at the HIT Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 15 years at the HIT 19

As September 30, 2024 Diversity, Equity and Inclusion • Diverse workforce (62% minority or women) • Diverse leadership team (56% minority or women) • HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion • Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff depth of experience and retention • A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management • Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions 20

Costs of Investing in the HIT • As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations • All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held • Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year • For the year ended December 31, 2023, the expense ratio was 33 bps Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 21 [Project Name] [Project City, State] JS0

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management Construction - related Multifamily Investment Process 22

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including, among other things, financial and performance information on Form N - CSR and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] Since Inception [Date] 10 Year 5 Year 3 Year 1 Year [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Net Participant Dollar - Weighted [$xxxxxx] Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2024 was 12 . 38% , - 1 . 53% , 0 . 02% , and 1 . 62% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . [Fund Name] 23

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 24